Deposits, Prepayments and Other Receivables	12 Months Ended
Dec. 31, 2025
Deposits, Prepayments and Other Receivables [Abstract]
DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES

NOTE 5 — DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES

	As of December 31,
	2024	2025
	US$’000	US$’000
Deposits	511	—
Other receivables(1)	63	—
GST receivable	1	2
	575	2

(1)	The Company has established a settlement plan for other receivables, under which the timing and amount of collection are contingent upon meeting specific contractual conditions. Based on the current status of negotiations and available information, management expects full collectability and has therefore not recorded allowance for doubtful accounts.